Stock-based Compensation (Disclosure of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Jan. 31, 2022 Share $ / shares	Jan. 31, 2021 Share $ / shares
Disclosure Of Share Based Compensation [Abstract]
Number of options outstanding, beginning of period | Share	9,095,000	350,000
Number of options, granted | Share	750,000	10,450,000
Number of options, expired | Share	(4,776,250)	(250,000)
Number of options, exercised | Share	(3,968,750)	(1,455,000)
Number of options outstanding, end of period | Share	1,100,000	9,095,000
Weighted average exercise price outstanding, beginning of period | $ / shares	$ 0.18	$ 0.1
Weighted average exercise price, granted | $ / shares	0.32	0.18
Weighted average exercise price, expired | $ / shares	0.17	0.1
Weighted average exercise price, exercised | $ / shares	0.15	0.15
Weighted average exercise price outstanding, end of period | $ / shares	$ 0.42	$ 0.18